Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of reportable segment results with prior periods' segment information retrospectively recast to conform to current period presentation

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
E-Commerce	9,396,256	8,400,631	7,621,114
Brand Management	—	—	1,271,027
Inter-segment eliminations *	—	—	(80,128)
Total consolidated net revenues	9,396,256	8,400,631	8,812,013

**Adjusted Operating Profits (Losses):
E-Commerce	224,104	256,093	163,990
Brand Management	—	—	(187,663)
Total Adjusted Operating Profits (Losses)	224,104	256,093	(23,673)
Inter-segment eliminations *	—	—	—
Unallocated expenses:
Share-based compensation expenses	(196,547)	(142,381)	(103,449)
Amortization of intangible assets resulting from business acquisition	(20,536)	(39,431)	(31,875)
Acquisition-related expenses	—	(13,694)	(12,171)
Cancellation fees of repurchased shares	—	(4,650)	—
Loss on variance from expected contingent acquisition payment	—	(9,495)	—
Impairment of goodwill	—	(13,155)	(35,212)
Total other expenses	(161,025)	(613,595)	(10,646)
Loss before income tax	(154,004)	(580,308)	(217,026)

*The inter-segment eliminations mainly consist of revenues from services provided by E-Commerce to Brand Management.

**Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses and amortization of intangible assets resulting from business acquisition.